22. INCOME TAXES	24 Months Ended
Dec. 31, 2020
Notes
22. INCOME TAXES

22.   INCOME TAXES

The following table reconciles the expected income tax expense (recovery) at the Canadian statutory income tax rates to the amounts recognized in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2020, 2019 and 2018:

	2020	2019	2018

Loss for the year	$ (1,173,966)	$ (2,105,608)	$ (4,136,802)

Expected income tax (recovery)	$ (317,000)	$ (569,000)	$ (1,117,000)
Change in statutory, foreign tax, foreign exchange rates and other	(3,000)	25,000	(133,000)
Permanent differences	35,000	24,000	103,000
Share issue cost	(5,000)	(5,000)	(5,000)
Adjustment to prior years provision versus statutory tax returns & expiry of non-capital losses	1,000	572,000	(9,000)
Change in unrecognized deductible temporary differences	289,000	(47,000)	1,161,000
Total income tax expense (recovery)	$ -	$ -	$ -

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	2020	2019
	$	$
Deferred tax assets (liabilities)
Share issue costs	8,000	4,000
Property and equipment	164,000	164,000
Intangible asset	157,000	157,000
Non-capital losses	5,301,000	5,016,000
Total	5,630,000	5,341,000
Unrecognized deferred tax assets	(5,630,000)	(5,341,000)
Total income tax expense (recovery)	-	-

The Company has approximately $19,633,000 in non-capital losses for Canadian tax purposes which begin expiring in 2026.